UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03061)

Exact name of registrant as specified in charter:	Putnam Global Natural Resources Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (98.3%)(a)
		Shares	Value

Chemicals (22.0%)

Agrium, Inc. (Canada)		82,600	$7,432,484

Celanese Corp. Ser. A		34,700	1,947,711

China BlueChemical, Ltd. (China)		3,050,000	2,069,384

Dow Chemical Co. (The)		147,300	5,753,538

Ecolab, Inc.		47,500	5,090,575

Huntsman Corp.		183,200	4,200,776

LG Chemical, Ltd. (South Korea)		12,257	3,364,508

LyondellBasell Industries NV Class A		155,617	12,010,520

Monsanto Co.		158,469	17,959,292

Potash Corp. of Saskatchewan, Inc. (Canada)		75,600	2,367,858

Solvay SA (Belgium)		43,506	6,615,862

Tronox, Ltd. Class A		50,155	1,065,794

Wacker Chemie AG (Germany)		13,742	1,461,597

			71,339,899
Construction materials (2.6%)

Holcim, Ltd. (Switzerland)		43,047	3,111,173

Martin Marietta Materials, Inc.		55,400	5,349,424

			8,460,597
Containers and packaging (3.7%)

MeadWestvaco Corp.		185,800	6,523,438

Sealed Air Corp.		172,200	5,529,342

			12,052,780
Energy equipment and services (8.8%)

Ezion Holdings, Ltd. (Singapore)		2,610,000	4,367,853

Halliburton Co.		117,800	6,205,704

Petrofac, Ltd. (United Kingdom)		302,175	6,256,855

Schlumberger, Ltd.		132,400	11,706,808

			28,537,220
Food products (0.5%)

S&W Seed Co.(NON)		269,412	1,546,425

			1,546,425
Metals and mining (5.7%)

ArcelorMittal (France)		268,536	4,599,330

Constellium NV Class A (Netherlands)(NON)		22,651	489,715

Glencore Xstrata PLC (United Kingdom)		1,345,182	6,783,766

Salzgitter AG (Germany)		74,074	3,212,413

Steel Dynamics, Inc.		193,600	3,527,392

			18,612,616
Oil, gas, and consumable fuels (51.9%)

Anadarko Petroleum Corp.		109,900	9,761,318

BG Group PLC (United Kingdom)		472,492	9,630,655

Cabot Oil & Gas Corp.		204,600	7,048,470

Cairn Energy PLC (United Kingdom)(NON)		1,118,309	5,025,145

Cameco Corp. (Canada)		173,800	3,523,271

Canadian Natural Resources, Ltd. (Canada)		183,100	5,958,871

Coal India, Ltd. (India)		711,268	3,095,365

Cobalt International Energy, Inc.(NON)		126,079	2,802,736

Continental Resources, Inc.(NON)		41,700	4,483,167

EnCana Corp. (Canada)		142,300	2,721,318

Energen Corp.		34,400	2,482,648

Energy Transfer Equity LP		50,100	3,745,977

EOG Resources, Inc.		57,800	9,537,000

Exxon Mobil Corp.		232,238	21,709,608

Genel Energy PLC (Jersey)(NON)		338,003	5,874,252

Gulfport Energy Corp.(NON)		83,400	4,873,062

HRT Participacoes em Petroleo SA (Brazil)(NON)		918,289	291,114

Kodiak Oil & Gas Corp.(NON)		376,800	4,272,912

Marathon Oil Corp.		450,600	16,239,624

QEP Resources, Inc.		187,600	6,006,952

Royal Dutch Shell PLC Class A (United Kingdom)		702,758	23,502,750

Suncor Energy, Inc. (Canada)		461,500	15,818,390

			168,404,605
Paper and forest products (2.4%)

International Paper Co.		128,900	6,013,185

Norbord, Inc. (Canada)		55,100	1,665,627

			7,678,812
Trading companies and distributors (0.7%)

Mitsubishi Corp. (Japan)		116,400	2,289,481

			2,289,481

Total common stocks (cost $295,277,311)			$318,922,435

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Intrepid Potash, Inc. (Call)	Jan-14/$19.00	434,453	$76,716

Total purchased options outstanding (cost $165,092)			$76,716

SHORT-TERM INVESTMENTS (2.1%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, May 29, 2014(SEGSF)		$240,000	$239,875

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, November 13, 2014(SEGSF)		531,000	530,394

U.S. Treasury Bills with an effective yield of 0.12%, August 21, 2014(SEGSF)		36,000	35,975

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.12%, May 1, 2014(SEGSF)		234,000	233,910

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014(SEGSF)		241,000	240,933

Putnam Short Term Investment Fund 0.08%(AFF)		5,311,253	5,311,253

SSgA Prime Money Market Fund 0.01%(P)		120,000	120,000

Total short-term investments (cost $6,712,283)			$6,712,340

TOTAL INVESTMENTS

Total investments (cost $302,154,686)(b)			$325,711,491

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $108,037,745) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	$5,276,932	$5,424,182	$(147,250)
	British Pound	Sell	12/18/13	2,441,924	2,320,567	(121,357)
	Euro	Buy	12/18/13	3,909,922	3,790,623	119,299
	Singapore Dollar	Sell	2/19/14	4,430,344	4,471,164	40,820
	Swiss Franc	Buy	12/18/13	2,872,782	2,858,010	14,772
Citibank, N.A.
	Euro	Buy	12/18/13	4,673,834	4,583,752	90,082
	Japanese Yen	Buy	2/19/14	1,070,409	1,096,886	(26,477)
	Japanese Yen	Sell	2/19/14	1,070,409	1,073,967	3,558
Credit Suisse International
	Japanese Yen	Buy	2/19/14	13,595,638	14,158,107	(562,469)
	Norwegian Krone	Buy	12/18/13	1,413,732	1,420,749	(7,017)
Deutsche Bank AG
	Canadian Dollar	Buy	1/16/14	277,983	286,038	(8,055)
	Euro	Sell	12/18/13	2,003,809	1,920,574	(83,235)
	Swedish Krona	Buy	12/18/13	730,429	722,075	8,354
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	8,408,491	8,642,199	(233,708)
	British Pound	Sell	12/18/13	169,994	129,860	(40,134)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	992,176	1,019,901	(27,725)
	British Pound	Buy	12/18/13	1,898,075	1,853,841	44,234
	British Pound	Sell	12/18/13	1,898,075	1,879,764	(18,311)
	Canadian Dollar	Sell	1/16/14	4,170,219	4,174,620	4,401
	Euro	Sell	12/18/13	7,242,221	7,100,819	(141,402)
	Japanese Yen	Sell	2/19/14	1,546,883	1,610,334	63,451
	Norwegian Krone	Buy	12/18/13	2,415,901	2,433,727	(17,826)
	Swiss Franc	Buy	12/18/13	445,455	432,121	13,334
State Street Bank and Trust Co.
	Euro	Buy	12/18/13	15,923,674	15,446,276	477,398
	Israeli Shekel	Buy	1/16/14	198,509	197,722	787
	Japanese Yen	Sell	2/19/14	839,628	892,163	52,535
UBS AG
	Australian Dollar	Buy	1/16/14	2,062,503	2,119,415	(56,912)
	British Pound	Sell	12/18/13	68,391	32,446	(35,945)
	Canadian Dollar	Sell	1/16/14	3,463,932	3,575,505	111,573
	Euro	Buy	12/18/13	5,474,569	5,304,849	169,720
WestPac Banking Corp.
	British Pound	Sell	12/18/13	3,165,094	3,007,474	(157,620)
	Euro	Buy	12/18/13	2,906,862	2,818,162	88,700
	Japanese Yen	Buy	2/19/14	606,438	608,450	(2,012)
	Japanese Yen	Sell	2/19/14	606,435	631,403	24,968

Total						$(359,469)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$35,940	$—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(318,681)

Total	$—	$(318,681)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $324,550,290.
(b)	The aggregate identified cost on a tax basis is $302,181,359, resulting in gross unrealized appreciation and depreciation of $33,066,403 and $9,536,271, respectively, or net unrealized appreciation of $23,530,132.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$422,477	$30,385,393	$25,496,617	$496	$5,311,253
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,428,475 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	59.6%
	United Kingdom	15.7
	Canada	12.1
	Belgium	2.0
	Jersey	1.8
	Germany	1.4
	France	1.4
	Singapore	1.3
	South Korea	1.0
	Switzerland	1.0
	India	1.0
	Japan	0.7
	China	0.6
	Other	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to enhance the return on securities owned.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $280,198 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,464,469 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,030,377.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer staples	$1,546,425	$—	$—
Energy	146,652,168	50,289,657	—
Industrials	2,289,481	—	—
Materials	92,360,563	25,784,141	—
Total common stocks	242,848,637	76,073,798	—
Purchased options	—	76,716	—
Short-term investments	$5,431,253	$1,281,087	$—

Totals by level	$248,279,890	$77,431,601	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(359,469)	$—
Total return swap contracts	—	(318,681)	—

Totals by level	$—	$(678,150)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,327,986	$1,687,455
Equity contracts	76,716	318,681

Total	$1,404,702	$2,006,136

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased option contracts (contract amount)	330,000
Forward currency contracts (contract amount)	$158,500,000
OTC total return swap contracts (notional)	$27,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014